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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      June 30, 1998
                                                   -------------

Check here if Amendment              [X]          Amendment Number :     1
                                                                     ---------
   This Amendment (Check only one):  [X]          is a restatement
                                     [ ]          adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ------------------------
Address:  1 Lafayette Place
          ------------------------
          Greenwich, CT 06830
          ------------------------

Form 13F File Number:      28-2610
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ------------------------------------
Title:    Vice President of General Partner
          ------------------------------------
Phone:    (203) 861-4600
          ------------------------------------

Signature, Place, and Date of Signing:

       /s/ E.J. BIRD                   Greenwich, CT          August 13, 1999
------------------------------         -------------          ---------------
         (Signature)                   (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     18
Form 13F Information Table Value Total:               $383,987
                                                      --------
                                                     (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                           FORM 13F Information Table


Page 1 of 1

      Column 1:                 Column 2:     Column 3:       Column 4:               Column 5:

                                                                           -------------------------------
                                                             Fair Market   Shares or
                                 Title of       CUSIP           Value      Principal     SH/PRN   Put/Call
   Name of Issuer                 Class         Number       (x $1,000)     Amount
   --------------                --------       -----        -----------   ---------     ------   --------
Avnet Inc.                        Common      053807-10-3          204         3,757      SH
Avnet Inc.                        Common      053807-10-3        1,075        19,743      SH
Arrow Electronics Inc.            Common      042735-10-0        1,059        48,693      SH
Arrow Electronics Inc.            Common      042735-10-0        5,564       255,807      SH
Dow Chemical  Co.                 Common      260543-10-3       20,829       215,988      SH
Dow Chemical  Co.                 Common      260543-10-3      109,412     1,134,536      SH
Ethyl Corp.                       Common      297659-10-4          377        61,571      SH
Ethyl Corp.                       Common      297659-10-4        1,980       323,229      SH
MGM Grand Inc.                    Common      552953-10-1        1,141        36,162      SH
MGM Grand Inc.                    Common      552953-10-1        5,992       189,838      SH
MCI Communications Corp.          Common      552673-10-5       10,717       184,577      SH
MCI Communications Corp.          Common      552673-10-5       56,258       968,923      SH
Phelps Dodge Corp.                Common      717265-10-2        1,555        27,185      SH
Phelps Dodge Corp.                Common      717265-10-2        8,167       142,815      SH
Wells Fargo & Co                  Common      949740-10-4       25,547        70,534      SH
Wells Fargo & Co                  Common      949740-10-4      134,108       370,266      SH
Wells Fargo & Co                  Options     949740-90-4            0            48      SH       Calls
Wells Fargo & Co                  Options     949740-90-4            2           252      SH       Calls







COLUMN TOTALS                                 Grand Total      383,987


      Column 1:                   Column 6    Column 7:               Column 8:
                                                                  Voting Authority
                                                         --------------------------------
                                 Investment    Other
                                 Discretion   Managers   (a) Sole   (b) Shared   (c) None
   Name of Issuer
   --------------                ----------   --------   --------   ----------   --------
Avnet Inc.                        DEFINED                   3,757
Avnet Inc.                          SOLE                   19,743
Arrow Electronics Inc.            DEFINED                  48,693
Arrow Electronics Inc.              SOLE                  255,807
Dow Chemical  Co.                 DEFINED                 215,988
Dow Chemical  Co.                   SOLE                1,134,536
Ethyl Corp.                       DEFINED                  61,571
Ethyl Corp.                         SOLE                  323,229
MGM Grand Inc.                    DEFINED                  36,162
MGM Grand Inc.                      SOLE                  189,838
MCI Communications Corp.          DEFINED                 184,577
MCI Communications Corp.            SOLE                  968,923
Phelps Dodge Corp.                DEFINED                  27,185
Phelps Dodge Corp.                  SOLE                  142,815
Wells Fargo & Co                  DEFINED                  70,534
Wells Fargo & Co                    SOLE                  370,266
Wells Fargo & Co                  DEFINED                      48
Wells Fargo & Co                    SOLE                      252



